DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income tax [Abstract]
Schedules of deferred income tax assets and liabilities
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2023	As at December 31, 2022
Deferred tax assets
Tax loss carryforwards	$292	$307
Tax credits	58	—
Environmental rehabilitation	270	205
Post-retirement benefit obligations and other employee benefits	17	31
Other working capital	115	85
Other	10	10
	$762	$638
Deferred tax liabilities
Property, plant and equipment	(3,748)	(3,476)
Inventory	(446)	(389)
Accrued interest payable	(7)	(1)
	($3,439)	($3,228)
Classification:
Non-current assets	$—	$19
Non-current liabilities	(3,439)	(3,247)
	($3,439)	($3,228)
Expiry Dates of Tax Losses

	2024	2025	2026	2027	2028+	No expiry date	Total
Non-capital tax losses[1]
Barbados	$212	$218	$2	$119	$10	$—	$561
Canada		2	1	69	2,133	—	2,205
Chile	—	—	—	—	—	1,048	1,048
Peru	—	—	—	—	—	100	100
Saudi Arabia	—	—	—	—	—	330	330
Tanzania	—	—	—	—	—	1,108	1,108
United Kingdom	—	—	—	—	—	165	165
Others	1	1	1	36	62	45	146
	$213	$221	$4	$224	$2,205	$2,796	$5,663
[1]Represents the gross amount of tax loss carryforwards translated at closing exchange rates at December 31, 2023.
Deferred Tax Assets Not Recognized

	As at December 31, 2023	As at December 31, 2022
Argentina	$—	$154
Australia	303	306
Barbados	31	53
Canada	904	954
Chile	1,109	1,084
Côte d'Ivoire	8	6
Mali	10	9
Peru	67	65
Saudi Arabia	67	65
Tanzania	110	109
United Kingdom	41	22
United States	26	15
Others	12	4
	$2,688	$2,846

Source of Changes in Deferred Tax Balances
For the years ended December 31	2023	2022
Temporary differences
Property, plant and equipment	($272)	$80
Environmental rehabilitation	64	(56)
Tax loss carryforwards	(14)	(23)
AMT and other tax credits	58	(10)
Inventory	(58)	27
Other	11	18
	($211)	$36
Intraperiod allocation to:
Income before income taxes	($181)	$41
Derecognition of Porgera´s joint operation	(29)	—
Income tax payable	2	(2)
Other comprehensive income	(3)	(5)
Other	—	2
	($211)	$36

Income Tax Related Contingent Liabilities
	2023	2022
At January 1	$60	$257
Additions based on uncertain tax positions related to prior years	1	1
Additions based on uncertain tax positions related to the current year	5	7
Reductions for tax positions of prior years	(18)	(45)
Reclassifications[1]	—	(160)
At December 31[2]	$48	$60
[1]Following the full implementation of the Framework Agreement in Tanzania, the agreed payment obligations are shown in current and long-term income tax payables.
2If reversed, the total amount of $48 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Schedule of tax years still under examination

Tax Years Still Under Examination
Argentina	2010-2011, 2016-2023
Australia	2019-2023
Canada	2016-2023
Chile	2015-2023
Côte d'Ivoire	2020-2023
Democratic Republic of Congo	2022-2023
Dominican Republic	2020-2023
Mali	2017-2023
Papua New Guinea	2023
Peru	2018-2023
Saudi Arabia	2019-2023
Tanzania	2018-2023
United States	2023
Zambia	2018-2023